Shareholders' equity	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Disclosure of share capital, reserves and other equity interest [text block]

36 Shareholders’ equity

Non-controlling interest

	Net profit		Shareholders’ equity
(€ million)	2017	2016	December 31, 2017	December 31, 2016
EniPower Mantova SpA	4	5	23	21
Adriaplin Doo	2	2	14	13
Serfactoring SpA	(3)		12	15
	3	7	49	49

Eni shareholders’ equity

(€ million)	December 31, 2017	December 31, 2016
Share capital	4,005	4,005
Legal reserve	959	959
Reserve for treasury shares	581	581
Reserve related to the fair value of cash flow hedging derivatives net of the tax effect	183	189
Reserve related to the fair value of available-for-sale securities net of the tax effect		4
Reserve related to the defined benefit plans net of tax effect	(114)	(112)
Other reserves	280	211
Cumulative currency translation differences	4,818	10,319
Treasury shares	(581)	(581)
Retained earnings	35,966	40,367
Interim dividend	(1,441)	(1,441)
Net profit (loss) for the year	3,374	(1,464)
	48,030	53,037

Share capital

As of December 31, 2017, the parent company’s issued share capital consisted of  €4,005,358,876 represented by 3,634,185,330 ordinary shares without nominal value (same amounts as of December 31, 2016).

On April 13, 2017, Eni’s Shareholders’ Meeting resolved the distribution of a dividend of  €0.40 per share, with the exclusion of treasury shares held at the ex-dividend date, in full settlement of the 2016 dividend of  €0.80 per share, of which €0.40 per share paid as interim dividend in September 2016.

Legal reserve

This reserve represents earnings restricted from the payment of dividends pursuant to Article 2430 of the Italian Civil Code. The legal reserve has reached the maximum amount required by the Italian Law.

Reserve for treasury shares

The reserve for treasury shares of  €581 million (same amount as of December 31, 2016) represents the reserve that was established in previous reporting period to repurchase the Company shares in accordance with resolutions at Eni’s Shareholders’ Meetings.

Reserves related to the fair value measurement of cash flow hedging derivatives, available-for-sale financial assets and defined benefit plans

The reserves related to the valuation at fair value of cash flow hedging derivatives, available-for-sale financial instruments and defined benefit plans, net of the related tax effect, consisted of the following:

	Cash flow hedge derivatives			Available-for-sale financial instruments			Defined benefit plans			Total
(€ million)	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve
Reserve as of December 31, 2016	246	(57)	189	5	(1)	4	(99)	(13)	(112)	152	(71)	81
Changes of the year 2017	(59)	14	(45)	(5)	1	(4)	(33)	29	(4)	(97)	44	(53)
Foreign currency translation differences							(1)	3	2	(1)	3	2
Reversal of the year 2017	53	(14)	39							53	(14)	39
Reserve as of December 31, 2017	240	(57)	183				(133)	19	(114)	107	(38)	69
Reserve as of December 31, 2015	(637)	163	(474)	9	(1)	8	(111)	10	(101)	(739)	172	(567)
Changes of the year 2016	360	(90)	270	(3)		(3)	16	(35)	(19)	373	(125)	248
Foreign currency translation differences							(4)	12	8	(4)	12	8
Reversal of the year 2016	523	(130)	393	(1)		(1)				522	(130)	392
Reserve as of December 31, 2016	246	(57)	189	5	(1)	4	(99)	(13)	(112)	152	(71)	81

Other reserves

Other reserves amounting to €280 million (€211 million at December 31, 2016) related to:

•	a reserve of €247 million representing the increase in Eni shareholders’ equity associated with a business combination under common control, whereby the parent company Eni SpA divested its subsidiary Snamprogetti SpA to Saipem Projects SpA (both merged into Saipem SpA) at a price higher than the book value of the interest transferred (same amount as of December 31, 2016);
•	a reserve of €63 million deriving from Eni SpA’s equity (same amount as of December 31, 2016);
•	a reserve of €90 million relating to the share of “Other comprehensive income” on equity accounted entities (€21 million at December 31, 2016);
•	a reserve of €4 million representing the impact on Eni shareholders’ equity associated with the acquisition of a non-controlling interest of 48.55% in the subsidiary Tigáz Zrt (same amount as of December 31, 2016);
•	a negative reserve of €124 million representing the impact on Eni shareholders’ equity associated with the acquisition of a non-controlling interest of 45.99% in the subsidiary Altergaz SA, now Eni Gas & Power France SA (same amount as of December 31, 2016).

Cumulative foreign currency translation differences

The cumulative foreign currency translation differences arose from the translation of financial statements denominated in currencies other than euro.

Treasury shares

A total of 33,045,197 Eni’s ordinary shares (same amount as of December 31, 2016) were held in treasury for a total cost of  €581 million (same amount as of December 31, 2016).

Interim dividend

The interim dividend for the year 2017 amounted to €1,441 million corresponding to €0.40 per share, as resolved by the Board of Directors on September 14, 2017, in accordance with Article 2433-bis, paragraph 5 of the Italian Civil Code; the dividend was paid on September 20, 2017.

Distributable reserves

As of December 31, 2017, Eni shareholders’ equity included distributable reserves of approximately €43.2 billion.

Reconciliation of net profit and shareholders’ equity of the parent company Eni SpA to consolidated net profit and shareholders’ equity

	Net profit		Shareholders’ equity
(€ million)	2017	2016	December 31, 2017	December 31, 2016
As recorded in Eni SpA’s Financial Statements	3,586	4,521	42,529	41,935
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	(466)	(5,480)	6,110	12,384
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity	(1)	(44)	145	240
- adjustments to comply with Group account policies	202	(188)	719	461
- elimination of unrealized intercompany profits	(88)	(56)	(807)	(801)
- deferred taxation	144	(210)	(617)	(1,133)
	3,377	(1,457)	48,079	53,086
Non-controlling interest	(3)	(7)	(49)	(49)
As recorded in Consolidated Financial Statements	3,374	(1,464)	48,030	53,037